Acquisition - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended									1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012 Director	Apr. 06, 2010 USD ($)	Apr. 06, 2010 CNY	Apr. 06, 2010 Maximum USD ($)	Apr. 06, 2010 Maximum CNY	Apr. 06, 2010 Minimum
Business Acquisition [Line Items]
Business acquisition, number of Series A convertible preferred stock acquired								39,766,589	39,766,589
Business acquisition, purchase price								$ 16.84	114.90
Business acquisition, percentage of equity interest acquired as-converted basis					80.00%	81.00%		82.00%	82.00%
Business acquisition, contingent liability										3.65	24.90
Business acquisition, period over which employee is required to fulfill employment contracts										4 years	4 years	2 years
Business acquisition, number of common stock shares acquired	2,020,601	2,020,601	777,723	777,723
Business acquisition, cash paid	$ 0.2	1.4	$ 0.1	0.6
Restricted common stock issued, number of directors							2